Tax Effects of Temporary Differences That Gives Rise to Significant Portions of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred tax liabilities:
Property, plant and equipment	$ 979	$ 1,239
Goodwill	26,617	22,170
Other intangible assets	6,700	5,865
Other	1,441	1,293
Total deferred tax liabilities recognized	35,737	30,567
Deferred tax assets:
Operating loss and tax credits carryforwards	22,705	22,186
Property, plant and equipment	3,121	2,487
Accrued expenses and payments on account	28,904	29,473
Stock compensation	13,062	12,959
Deferred compensation expense	3,327	2,174
Other	15	566
Total deferred tax assets	71,134	69,845
Valuation allowance for deferred tax assets	(20,337)	(17,184)	$ (23,145)
Deferred tax assets recognized	50,797	52,661
Overall net deferred tax asset	$ 15,060	$ 22,094